STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

Principal
Amount	Coupon	Maturity	Value
Municipal Bonds and Notes—107.9%
New York—88.9%
$335,000 Albany County, NY Airport Authority	5.000%	12/15/2033 $	392,473
250,000 Albany County, NY Airport Authority	5.000	12/15/2034	291,875
1,750,000 Albany County, NY Airport Authority	5.000	12/15/2043	2,034,025
2,585,000 Albany County, NY Airport Authority	5.000	12/15/2048	2,995,498
375,000 Albany County, NY IDA (Wildwood Programs)	4.900	07/01/2021	374,981
1,525,000 Albany, NY Capital Resource Corp. (College Saint
Rose)	5.375	07/01/2026	1,591,566
1,315,000 Albany, NY Capital Resource Corp. (College Saint
Rose)	5.625	07/01/2031	1,368,442
8,165,000 Albany, NY Capital Resource Corp. (College Saint
Rose)	5.875	07/01/2041	8,460,083
300,000 Albany, NY Capital Resource Corp. (Empire
Commons Student Hsg. )	5.000	05/01/2027	354,429
400,000 Albany, NY Capital Resource Corp. (Empire
Commons Student Hsg. )	5.000	05/01/2028	470,036
550,000 Albany, NY Capital Resource Corp. (Empire
Commons Student Hsg. )	5.000	05/01/2029	644,066
350,000 Albany, NY Capital Resource Corp. (Empire
Commons Student Hsg. )	5.000	05/01/2030	407,249
350,000 Albany, NY Capital Resource Corp. (Empire
Commons Student Hsg. )	5.000	05/01/2031	404,159
200,000 Albany, NY Capital Resource Corp. (Empire
Commons Student Hsg. )	5.000	05/01/2032	229,790
385,000 Albany, NY IDA (Albany Rehabilitation)	8.375	06/01/2023	385,604
1,760,000 Albany, NY IDA (Sage Colleges)	5.300	04/01/2029	1,643,277
315,000 Albany, NY Parking Authority	5.000	07/15/2025	366,836
2,575,000 Amherst, NY Devel. Corp. (Daemen College)	4.000	10/01/2037	2,599,359
2,345,000 Amherst, NY Devel. Corp. (Daemen College)	5.000	10/01/2043	2,567,587
2,000,000 Amherst, NY Devel. Corp. (Daemen College)	5.000	10/01/2048	2,181,500
1,000,000 Amherst, NY Devel. Corp. Student Hsg. (UBF
Faculty-Student Hsg. Corp. )	5.000	10/01/2045	1,159,920
2,735,000 Brookhaven, NY IDA (Enecon Corp. )	6.300	11/01/2033	2,737,653
1,235,000 Brookhaven, NY Local Devel. Corp. (Jefferson's
Ferry)	5.250	11/01/2036	1,401,639
2,750,000 Brooklyn, NY Local Devel. Corp. (Barclays Center
Arena)	5.000	07/15/2026	3,210,157
2,250,000 Brooklyn, NY Local Devel. Corp. (Brooklyn Events
Center)	5.000	07/15/2028	2,636,415
7,500,000 Brooklyn, NY Local Devel. Corp. (Brooklyn Events
Center)	5.000	07/15/2030	8,677,425
77,535,000 Brooklyn, NY Local Devel. Corp. (Brooklyn Events
Center)	5.000	07/15/2042	86,549,219
1,770,000 Buffalo & Erie County, NY Industrial Land Devel.
(Buffalo State College Foundation Hsg. Corp. )	5.375	10/01/2041	1,888,360
870,000 Buffalo & Erie County, NY Industrial Land Devel.
(Buffalo State College Foundation Hsg. Corp. )	6.000	10/01/2031	942,062
500,000 Buffalo & Erie County, NY Industrial Land Devel.
(CathHS/KMHosp/SOCHOB Obligated Group)	5.250	07/01/2035	566,020

1	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$1,500,000 Buffalo & Erie County, NY Industrial Land Devel.
(Charter School for Applied Technologies)	4.500%	06/01/2027 $	1,633,290
840,000 Buffalo & Erie County, NY Industrial Land Devel.
(Charter School for Applied Technologies)	5.000	06/01/2035	912,383
140,000 Buffalo & Erie County, NY Industrial Land Devel.
(Global Concepts Charter School)	5.000	10/01/2032	164,182
150,000 Buffalo & Erie County, NY Industrial Land Devel.
(Global Concepts Charter School)	5.000	10/01/2033	175,269
500,000 Buffalo & Erie County, NY Industrial Land Devel.
(Global Concepts Charter School)	5.000	10/01/2037	575,800
300,000 Buffalo, NY Municipal Water Finance Authority	5.000	07/01/2029	348,993
150,000 Buffalo, NY Municipal Water Finance Authority	5.000	07/01/2030	173,697
210,000 Buffalo, NY Municipal Water Finance Authority	5.000	07/01/2031	242,252
245,000 Buffalo, NY Municipal Water Finance Authority	5.000	07/01/2032	281,218
1,525,000 Build NYC Resource Corp. (Bronx Lighthouse
Charter School)	5.000	06/01/2038	1,612,825
2,415,000 Build NYC Resource Corp. (Bronx Lighthouse
Charter School)	5.000	06/01/2048	2,533,601
8,000,000 Build NYC Resource Corp. (Chapin School)	5.000	11/01/2047	10,617,680
880,000 Build NYC Resource Corp. (Manhattan College)	5.000	08/01/2032	1,035,232
1,500,000 Build NYC Resource Corp. (Manhattan College)	5.000	08/01/2036	1,740,585
4,430,000 Build NYC Resource Corp. (Manhattan College)	5.000	08/01/2047	5,067,123
1,100,000 Build NYC Resource Corp. (New Dawn Charter
Schools)	5.625	02/01/2039	1,122,704
1,330,000 Build NYC Resource Corp. (New Dawn Charter
Schools)	5.750	02/01/2049	1,359,991
1,100,000 Build NYC Resource Corp. (New York Methodist
Hospital)	5.000	07/01/2026	1,257,179
500,000 Build NYC Resource Corp. (New York Methodist
Hospital)	5.000	07/01/2030	562,445
1,500,000 Build NYC Resource Corp. (Pratt Paper)	4.500	01/01/2025	1,637,250
3,250,000 Build NYC Resource Corp. (Pratt Paper)	5.000	01/01/2035	3,507,075
860,000 Build NYC Resource Corp. (YMCA of Greater
New York)	5.000	08/01/2032	921,774
2,585,000 Bushnell Basin, NY Fire Assoc. (Volunteer Fire
Dept. )	5.750	11/01/2030	2,565,483
1,000,000 Canton, NY Resource Corp. Student Hsg. Facility
(Grasse River-SUNY Canton)	5.000	05/01/2040	1,038,020
510,000 Cattaraugus County, NY Capital Resource Corp.
(St. Bonaventure University)	5.000	05/01/2030	574,352
540,000 Cattaraugus County, NY Capital Resource Corp.
(St. Bonaventure University)	5.000	05/01/2031	602,462
200,000 Cattaraugus County, NY Capital Resource Corp.
(St. Bonaventure University)	5.000	05/01/2034	219,300
250,000 Cattaraugus County, NY Capital Resource Corp.
(St. Bonaventure University)	5.000	05/01/2039	271,877
185,000 Cattaraugus County, NY IDA (St. Bonaventure
University)	5.450	09/15/2019	185,657
95,000 Chautauqua, NY Utility District	5.000	06/01/2023	95,164

2	OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$105,000 Chautauqua, NY Utility District	5.000%	06/01/2025 $	105,159
440,000 Chemung County, NY IDA (Hathorn Redevel.
Company)	4.850	07/01/2023	441,646
1,515,000 Chemung County, NY IDA (Hathorn Redevel.
Company)	5.000	07/01/2033	1,518,515
2,335,000 Dutchess County, NY IDA (Marist College)	5.000	07/01/2036	2,666,150
1,255,000 Dutchess County, NY Local Devel. Corp.
(HQS/PHCtr/NDH/VBHosp Obligated Group)	5.000	07/01/2030	1,470,596
2,715,000 Dutchess County, NY Local Devel. Corp.
(HQS/PHCtr/NDH/VBHosp Obligated Group)	5.000	07/01/2035	3,117,336
1,195,000 Dutchess County, NY Local Devel. Corp.
(HQS/PHCtr/NDH/VBHosp Obligated Group)	5.000	07/01/2044	1,315,767
25,775,000 Dutchess County, NY Local Devel. Corp.
(HQS/PHCtr/NDH/VBHosp Obligated Group)	5.000	07/01/2046	28,883,207
650,000 Dutchess County, NY Local Devel. Corp.
(HQS/PHCtr/NDH/VBHosp Obligated Group)	5.750	07/01/2040	685,217
840,000 Dutchess County, NY Local Devel. Corp. (Vassar
College)	5.000	07/01/2034	995,064
840,000 Dutchess County, NY Local Devel. Corp. (Vassar
College)	5.000	07/01/2036	989,386
1,205,000 Dutchess County, NY Local Devel. Corp. (Vassar
College)	5.000	07/01/2037	1,413,393
2,535,000 Dutchess County, NY Local Devel. Corp. (Vassar
College)	5.000	07/01/2042	2,948,484
1,000,000 Dutchess County, NY Water & Wastewater
Authority	5.392 [1]	06/01/2027	825,590
1,565,000 East Rochester, NY Hsg. Authority (Jefferson Park
Apartments)	6.750	03/01/2030	1,563,685
2,310,000 Elmira, NY Hsg. Authority (Eastgate Apartments)	6.250	06/01/2044	2,312,957
95,000 Erie County, NY IDA (The Episcopal Church
Home)	6.000	02/01/2028	95,254
5,000,000 Erie County, NY Tobacco Asset Securitization
Corp.	5.000	06/01/2038	5,000,600
194,300,000 Erie County, NY Tobacco Asset Securitization
Corp.	7.190 [1]	06/01/2055	10,550,490
1,024,000,000 Erie County, NY Tobacco Asset Securitization
Corp.	7.645 [1]	06/01/2060	32,624,640
300,000 Franklin County, NY Solid Waste Management
Authority	5.000	06/01/2025	322,881
55,000 Genesee County, NY IDA (United Memorial
Medical Center)	5.000	12/01/2032	55,037
5,495,000 Glen Cove, NY Local Assistance Corp. (Tiegerman
School)	5.500	07/01/2044	5,555,005
475,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2029	556,101
1,700,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2029	1,896,350
425,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2030	492,987

3	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$390,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000%	07/01/2031 $	447,751
700,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2032	800,261
1,500,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2034	1,635,615
730,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2035	826,163
570,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2036	643,359
650,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2038	729,118
1,250,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2039	1,349,712
1,000,000 Hempstead, NY Local Devel. Corp. (Molloy
College)	5.000	07/01/2044	1,074,320
11,000,000 Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2038	12,853,280
15,705,000 Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2039	18,303,863
26,500,000 Hudson Yards, NY Infrastructure Corp.[2]	5.000	02/15/2042	30,675,340
20,000,000 Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2042	23,265,200
19,880,000 Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2042	23,018,654
30,750,000 Hudson Yards, NY Infrastructure Corp.	5.000	02/15/2045	35,479,965
13,125,000 Hudson Yards, NY Infrastructure Corp.	5.750	02/15/2047	14,073,544
4,000,000 Jefferson County, NY Civic Facility Devel. Corp.
(Samaritan Medical Center/Samaritan Medical
Practice Obligated Group)	5.000	11/01/2037	4,509,320
1,000,000 L. I. , NY Power Authority	5.000	09/01/2028	1,232,630
750,000 L. I. , NY Power Authority	5.000	09/01/2029	917,302
1,500,000 L. I. , NY Power Authority	5.000	09/01/2030	1,817,475
2,815,000 L. I. , NY Power Authority	5.000	09/01/2032	3,419,972
8,195,000 L. I. , NY Power Authority	5.000	09/01/2033	9,904,723
10,210,000 L. I. , NY Power Authority	5.000	09/01/2034	12,286,918
2,000,000 L. I. , NY Power Authority	5.000	09/01/2036	2,385,660
7,000,000 L. I. , NY Power Authority	5.000	09/01/2037	8,318,800
3,405,000 L. I. , NY Power Authority	5.000	09/01/2037	3,991,443
5,000,000 L. I. , NY Power Authority	5.000	09/01/2038	5,923,850
4,000,000 L. I. , NY Power Authority	5.000	09/01/2039	4,725,320
14,000,000 L. I. , NY Power Authority	5.000	09/01/2042	16,331,560
12,925,000 L. I. , NY Power Authority	5.000	09/01/2047	14,902,913
25,000,000 L. I. , NY Power Authority	5.000	09/01/2047	29,028,000
29,735,000 L. I. , NY Power Authority, Series A	5.000	09/01/2037	32,235,713
12,315,000 L. I. , NY Power Authority, Series A	5.000	09/01/2039	13,794,647
20,000,000 L. I. , NY Power Authority, Series A	5.000	09/01/2042	21,621,000
14,530,000 L. I. , NY Power Authority, Series A	5.000	09/01/2044	16,085,872
6,280,000 L. I. , NY Power Authority, Series B	5.000	09/01/2035	7,313,500
3,750,000 L. I. , NY Power Authority, Series B	5.000	09/01/2036	4,353,337
12,335,000 L. I. , NY Power Authority, Series B	5.000	09/01/2041	14,137,637
8,760,000 L. I. , NY Power Authority, Series B	5.000	09/01/2046	9,985,787
435,000 Lockport City, NY GO	5.000	10/15/2020	457,376

4	OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$455,000 Lockport City, NY GO	5.000%	10/15/2021 $	491,955
480,000 Lockport City, NY GO	5.000	10/15/2022	532,834
505,000 Lockport City, NY GO	5.000	10/15/2023	573,059
530,000 Lockport City, NY GO	5.000	10/15/2024	614,296
2,250,000 Monroe County, NY IDA (Parma Senior Hsg.
Assoc. )	6.500	12/01/2042	2,250,090
5,000,000 Monroe County, NY IDA (Rochester General
Hospital)	5.000	12/01/2046	5,616,950
1,000,000 Monroe County, NY IDA (Rochester Schools
Modernization)	5.000	05/01/2030	1,166,100
1,500,000 Monroe County, NY IDA (Rochester Schools
Modernization)	5.000	05/01/2031	1,743,030
180,000 Monroe County, NY IDA (University of Rochester)	5.000	07/01/2028	210,755
2,785,000 Monroe County, NY IDA (Volunteers of America)	5.750	08/01/2028	2,786,420
375,000 Monroe County, NY Industrial Devel. Corp.
(Highland Hospital of Rochester)	5.000	07/01/2034	424,451
890,000 Monroe County, NY Industrial Devel. Corp.
(Monroe Community College)	5.000	01/15/2038	980,735
850,000 Monroe County, NY Industrial Devel. Corp.
(Nazareth College of Rochester)	5.000	10/01/2026	922,649
500,000 Monroe County, NY Industrial Devel. Corp.
(Nazareth College of Rochester)	5.250	10/01/2031	545,790
1,840,000 Monroe County, NY Industrial Devel. Corp.
(Nazareth College of Rochester)	5.500	10/01/2041	2,019,731
50,000 Monroe County, NY Industrial Devel. Corp.
(Rochester General Hospital)	5.000	12/01/2037	54,153
2,010,000 Monroe County, NY Industrial Devel. Corp.
(Rochester General Hospital)	5.000	12/01/2042	2,163,825
500,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	5.000	06/01/2029	564,575
1,515,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	5.000	06/01/2044	1,672,802
960,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	5.500	06/01/2034	1,105,488
850,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	5.625	06/01/2026	914,957
1,495,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)	6.000	06/01/2034	1,621,492
5,000,000 Monroe County, NY Industrial Devel. Corp. (Unity
Hospital Rochester)	5.500	08/15/2040	5,337,550
15,100,000 Monroe County, NY Industrial Devel. Corp. (Unity
Hospital Rochester)	5.750	08/15/2035	16,275,535
1,500,000 Monroe County, NY Industrial Devel. Corp.
(University of Rochester)	5.000	07/01/2032	1,729,260
1,000,000 Monroe County, NY Industrial Devel. Corp.
(University of Rochester)	5.000	07/01/2033	1,150,540
650,000,000 Monroe County, NY Tobacco Asset Securitization
Corp. (TASC)	7.699 [1]	06/01/2061	19,916,000
802,824 Municipal Assistance Corp. for Troy, NY	5.732 [1]	07/15/2021	769,242

5	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$1,218,573 Municipal Assistance Corp. for Troy, NY	5.740%[1]	01/15/2022 $	1,155,743
4,025,000 Nassau County, NY GO	5.000	04/01/2030	4,563,666
6,475,000 Nassau County, NY GO	5.000	04/01/2031	7,309,239
7,045,000 Nassau County, NY GO	5.000	04/01/2032	7,912,380
6,625,000 Nassau County, NY GO	5.000	04/01/2037	7,540,376
1,000,000 Nassau County, NY GO	5.000	01/01/2038	1,131,640
6,965,000 Nassau County, NY GO	5.000	04/01/2038	7,908,061
3,335,000 Nassau County, NY GO	5.000	04/01/2040	3,887,009
6,050,000 Nassau County, NY GO	5.000	07/01/2040	7,071,966
16,665,000 Nassau County, NY GO	5.000	04/01/2043	19,316,901
8,510,000 Nassau County, NY GO	5.000	07/01/2045	9,888,109
12,765,000 Nassau County, NY GO	5.000	07/01/2049	14,755,319
100,000 Nassau County, NY IDA (ACDS)	5.950	11/01/2022	99,395
2,101,661 Nassau County, NY IDA (Amsterdam at
Harborside)[3]	2.000	01/01/2049	344,147
150,000 Nassau County, NY IDA (Epilepsy Foundation
of L. I. )	5.950	11/01/2022	149,092
135,000 Nassau County, NY IDA (Life's WORCA)[4]	5.950	11/01/2022	134,183
145,000 Nassau County, NY IDA (PLUS Group Home)[4]	6.150	11/01/2022	144,535
150,000 Nassau County, NY IDA, Series A-A	6.000	06/01/2021	150,033
240,000 Nassau County, NY IDA, Series A-D	6.000	06/01/2021	240,053
300,000 Nassau County, NY Local Economic Assistance
Corp. (CHSLI/SCOSMC/CHS/SANC/SAR/SJRNC/
SJR/VMNRC/CHFTEH/VMHCS/CHHSB Obligated
Group)	5.000	07/01/2033	329,823
1,585,000 Nassau County, NY Local Economic Assistance
Corp. (Hispanic Counseling Center)	5.200	12/01/2037	1,597,442
1,055,215,000 Nassau County, NY Tobacco Settlement Corp.
(TASC)	5.644 [1]	06/01/2060	29,873,137
105,975,000 Nassau County, NY Tobacco Settlement Corp.
(TASC)	6.219 [1]	06/01/2046	11,788,659
40,000,000 Nassau County, NY Tobacco Settlement Corp.
(TASC)	6.349 [1]	06/01/2060	986,400
17,100,000 New Rochelle, NY Corp. Local Devel. (70
Nardozzi/City Dept. of Public Works)	5.125	08/01/2050	17,590,599
500,000 Niagara, NY Area Devel. Corp. (Niagara
University)	5.000	05/01/2035	536,620
850,000 Niagara, NY Area Devel. Corp. (Niagara
University)	5.000	05/01/2042	905,599
280,000 Niagara, NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	5.000	04/01/2021	296,988
780,000 Niagara, NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	5.000	04/01/2035	915,377
750,000 Niagara, NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	5.000	04/01/2037	873,030
720,000 Niagara, NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	5.000	04/01/2039	832,126
1,010,000 North Tonawanda, NY HDC (Bishop Gibbons
Associates)	7.375	12/15/2021	1,099,971

6	OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$5,130,000 NY Counties Tobacco Trust I	6.500%	06/01/2035 $	5,131,898
19,230,000 NY Counties Tobacco Trust I	6.625	06/01/2042	19,235,961
3,130,000 NY Counties Tobacco Trust II (TASC)	5.625	06/01/2035	3,140,705
9,025,000 NY Counties Tobacco Trust II (TASC)	5.750	06/01/2043	9,153,696
20,000 NY Counties Tobacco Trust III (TASC)	6.000	06/01/2043	20,029
66,335,000 NY Counties Tobacco Trust IV	4.900 [1]	06/01/2050	9,119,072
154,690,000 NY Counties Tobacco Trust IV	5.391 [1]	06/01/2055	7,236,398
608,700,000 NY Counties Tobacco Trust IV	5.822 [1]	06/01/2060	15,734,895
1,790,900,000 NY Counties Tobacco Trust V	6.732 [1]	06/01/2060	60,299,603
248,195,000 NY Counties Tobacco Trust V	6.845 [1]	06/01/2055	17,520,085
4,000,000 NY Counties Tobacco Trust VI	5.750	06/01/2043	4,547,640
3,185,000 NY Counties Tobacco Trust VI	6.000	06/01/2043	3,467,669
1,195,000 NY Counties Tobacco Trust VI	6.250	06/01/2025	1,212,985
3,005,000 NY Counties Tobacco Trust VI	6.450	06/01/2040	3,398,054
1,000,000 NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2036	1,091,820
870,000 NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2041	936,572
3,750,000 NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2045	3,955,087
13,875,000 NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2051	14,226,592
3,000,000 NY GO	5.000	10/01/2037	3,542,940
15,000,000 NY GO	5.000	04/01/2045	17,596,650
3,955,000 NY MTA	5.000	11/15/2036	4,651,752
25,000,000 NY MTA[2]	5.000	11/15/2036	29,394,629
23,860,000 NY MTA[2]	5.250	11/15/2056	27,098,481
18,000,000 NY MTA (Green Bond)	5.000	11/15/2031	21,775,320
24,700,000 NY MTA (Green Bond)	5.000	11/15/2034	29,498,469
14,900,000 NY MTA (Green Bond)	5.000	11/15/2044	17,490,663
10,345,000 NY MTA (Green Bond)	5.000	11/15/2056	11,752,541
21,000,000 NY MTA (Green Bond)[2]	5.250	11/15/2057	24,630,900
3,570,000 NY MTA (Green Bond)	5.250	11/15/2057	4,187,824
6,090,000 NY MTA (Green Bond)	5.250	11/15/2057	6,906,425
63,245,000 NY MTA Hudson Rail Yards	5.000	11/15/2056	68,890,881
5,000,000 NY MTA, Series B	5.000	11/15/2037	5,718,050
5,135,000 NY MTA, Series B	5.250	11/15/2039	5,727,579
9,000,000 NY MTA, Series B	5.250	11/15/2055	10,087,200
4,000,000 NY MTA, Series C	5.000	11/15/2038	4,347,200
16,170,000 NY MTA, Series C	5.000	11/15/2056	17,939,645
6,540,000 NY MTA, Series C-1	5.250	11/15/2030	7,689,274
20,830,000 NY MTA, Series C-1	5.250	11/15/2056	23,833,478
100,000 NY MTA, Series D	4.000	11/15/2032	104,729
27,675,000 NY MTA, Series D	5.000	11/15/2030	30,370,545
13,665,000 NY MTA, Series D	5.000	11/15/2031	16,284,580
2,150,000 NY MTA, Series D	5.000	11/15/2032	2,355,045
2,295,000 NY MTA, Series D	5.000	11/15/2033	2,713,195
10,000,000 NY MTA, Series D	5.000	11/15/2034	11,942,700
3,175,000 NY MTA, Series D	5.000	11/15/2035	3,725,450
1,100,000 NY MTA, Series D	5.250	11/15/2033	1,284,492
3,500,000 NY MTA, Series D-1	5.000	11/01/2028	3,842,125
10,000,000 NY MTA, Series D-1	5.000	11/15/2033	11,470,900

7	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$36,670,000 NY MTA, Series F	5.000%	11/15/2030 $	40,241,658
1,350,000 NY MTA, Series H	5.000	11/15/2025	1,489,252
940,000 NY MTA, Series H	5.000	11/15/2033	1,026,301
400,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2028	445,744
3,200,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2029	3,592,704
4,350,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2033	5,212,040
2,790,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2034	3,330,423
5,270,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2035	6,435,829
4,455,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2037	5,262,825
12,260,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2037	14,483,106
1,515,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2038	1,784,928
9,100,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2038	10,721,347
10,000,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2041	11,537,800
25,870,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2042	30,477,706
3,000,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2044	3,555,990
20,000,000 NY Triborough Bridge & Tunnel Authority[2]	5.000	11/15/2044	23,684,350
4,000,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2046	4,591,480
10,000,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2046	11,828,100
17,095,000 NY Triborough Bridge & Tunnel Authority	5.000	11/15/2047	19,893,964
5,300,000 NY TSASC, Inc. (TFABs)	5.000	06/01/2041	5,725,537
10,000,000 NY TSASC, Inc. (TFABs)	5.000	06/01/2045	10,023,300
14,195,000 NY TSASC, Inc. (TFABs)	5.000	06/01/2048	14,228,074
3,000,000 NYC GO	5.000	08/01/2029	3,306,210
2,500,000 NYC GO	5.000	10/01/2029	2,767,075
350,000 NYC GO	5.000	10/01/2030	386,984
3,300,000 NYC GO	5.000	10/01/2033	3,632,442
1,915,000 NYC GO	5.000	10/01/2034	2,106,174
10,000,000 NYC GO2	5.000	10/01/2034	10,730,025
10,000,000 NYC GO	5.000	06/01/2035	11,501,200
325,000 NYC GO	5.000	05/15/2036	326,388
1,015,000 NYC GO	5.000	05/15/2036	1,019,273
4,000,000 NYC GO	5.000	08/01/2038	4,629,760
5,200,000 NYC GO	5.000	12/01/2038	6,047,288
18,815,000 NYC GO	5.000	12/01/2041	21,751,269
25,000,000 NYC GO	5.000	03/01/2044	29,322,500
6,100,000 NYC GO2	5.250	03/01/2021	6,102,349
230,000 NYC GO	5.250	06/01/2027	230,642
7,040,000 NYC GO	5.250	10/01/2033	8,608,582
5,000 NYC GO	5.320 [5]	01/15/2028	5,014
380,000 NYC GO	5.375	06/01/2032	381,102
65,000 NYC GO	5.500	04/01/2022	65,000
10,000 NYC GO	5.500	11/15/2037	10,030
5,000 NYC GO	7.750	08/15/2028	5,115
1,475,000 NYC GO Tender Option Bond Series 2015-
XF2142 Trust[6]	11.062 [7]	05/15/2031	1,499,972
875,000 NYC GO Tender Option Bond Series 2015-
XF2142-2 Trust[6]	11.070 [7]	05/15/2033	889,831

8	OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$5,395,000 NYC GO Tender Option Bond Series 2015-
XF2142-3 Trust[6]	11.068%[7]	05/15/2036 $	5,486,175
5,030,000 NYC HDC (Multifamily Hsg. )	4.300	11/01/2047	5,232,860
3,090,000 NYC HDC (Multifamily Hsg. )[2]	5.500	11/01/2034	3,099,719
2,840,000 NYC HDC (Multifamily Hsg. )[2]	5.550	11/01/2039	2,848,754
10,910,000 NYC HDC (Multifamily Hsg. )[2]	5.700	11/01/2046	10,946,009
730,000 NYC IDA (Allied Metal)	7.125	12/01/2027	730,095
1,065,000 NYC IDA (Amboy Properties)	6.750	06/01/2020	1,065,075
22,255,000 NYC IDA (Brooklyn Navy Yard Cogeneration
Partners)	6.200	10/01/2022	24,894,666
240,000 NYC IDA (Community Resource Center for the
Developmentally Disabled)	5.250	07/01/2022	240,024
1,130,000 NYC IDA (Comprehensive Care Management)	6.000	05/01/2026	1,132,667
2,900,000 NYC IDA (Comprehensive Care Management)	6.125	11/01/2035	2,868,593
1,025,000 NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	1,025,348
2,585,000 NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	2,586,060
5,250,000 NYC IDA (Cool Wind Ventilation)	6.075	11/01/2027	5,359,462
170,000 NYC IDA (EIISFAC/SFUMP/YAI/AFSFBM/SNP
Obligated Group)	4.750	07/01/2020	169,357
1,245,000 NYC IDA (Gourmet Boutique)	10.000	05/01/2021	1,197,565
6,900,000 NYC IDA (Guttmacher Institute)	5.750	12/01/2036	6,914,490
300,000 NYC IDA (Independent Living Assoc. )	6.200	07/01/2020	300,093
9,385,000 NYC IDA (MediSys Health Network)	6.250	03/15/2024	9,383,686
255,000 NYC IDA (Special Needs Facilities Pooled
Program)	6.650	07/01/2023	255,393
7,900,000 NYC IDA (The Child School)	7.550	06/01/2033	7,936,340
5,000,000 NYC IDA (United Jewish Appeal-Federation of
Jewish Philanthropies of New York)	5.000	07/01/2034	5,408,950
195,000 NYC IDA (World Casing Corp. )	6.700	11/01/2019	195,043
6,800,000 NYC IDA (Yankee Stadium)[8]	3.362	03/01/2022	6,883,640
170,000 NYC IDA (Yankee Stadium)	5.000	03/01/2031	171,244
270,000 NYC IDA (Yankee Stadium)	5.000	03/01/2036	270,567
18,110,000 NYC IDA (Yankee Stadium)	5.000	03/01/2046	18,199,282
16,500,000 NYC IDA (Yankee Stadium)	7.000	03/01/2049	16,577,715
23,605,000 NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	23,617,275
20,000,000 NYC Municipal Water Finance Authority[2]	5.000	06/15/2037	23,619,400
515,000 NYC Municipal Water Finance Authority	5.000	06/15/2037	608,282
15,440,000 NYC Municipal Water Finance Authority	5.000	06/15/2038	18,105,407
10,000,000 NYC Municipal Water Finance Authority	5.000	06/15/2038	11,778,600
10,000,000 NYC Municipal Water Finance Authority	5.000	06/15/2039	11,447,700
22,660,000 NYC Municipal Water Finance Authority	5.000	06/15/2040	26,749,903
35,000,000 NYC Municipal Water Finance Authority[2]	5.000	06/15/2046	40,698,350
3,115,000 NYC Municipal Water Finance Authority	5.000	06/15/2046	3,622,402
6,000,000 NYC Municipal Water Finance Authority	5.000	06/15/2047	6,939,780
20,000,000 NYC Municipal Water Finance Authority[2]	5.000	06/15/2048	23,360,650
1,000,000 NYC Municipal Water Finance Authority	5.000	06/15/2048	1,160,560
6,600,000 NYC Municipal Water Finance Authority	5.250	06/15/2040	6,649,830
925,000 NYC Municipal Water Finance Authority	5.250	06/15/2040	931,605
5,485,000 NYC Municipal Water Finance Authority	5.250	06/15/2047	6,459,630

9	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$21,570,000 NYC Municipal Water Finance Authority[2]	5.375%	06/15/2043 $	22,827,844
31,750,000 NYC Municipal Water Finance Authority[2]	5.500	06/15/2043	33,719,864
650,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2029	773,955
6,500,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2034	7,479,875
8,000,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2034	9,303,200
5,405,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2035	6,270,395
5,000,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2035	5,936,900
6,000,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2036	6,941,820
25,000,000 NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2037	27,322,813
5,410,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2040	5,765,221
7,165,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2043	8,207,866
7,500,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2043	8,825,625
44,000,000 NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2043	51,777,000
15,000,000 NYC Transitional Finance Authority (Building Aid)[2]	5.250	07/15/2037	16,083,188
11,165,000 NYC Transitional Finance Authority (Building Aid)	5.250	07/15/2045	13,384,490
20,335,000 NYC Transitional Finance Authority (Future Tax)[2]	5.000	02/01/2030	22,636,674
5,180,000 NYC Transitional Finance Authority (Future Tax)	5.000	11/01/2033	6,177,668
15,000,000 NYC Transitional Finance Authority (Future Tax)[2]	5.000	05/01/2034	16,228,425
10,000,000 NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2039	11,679,500
7,310,000 NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2039	8,567,539
2,388,000 NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2040	2,741,114
34,035,000 NYC Transitional Finance Authority (Future Tax)[2]	5.000	05/01/2040	39,211,644
5,695,000 NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2041	6,469,976
5,000,000 NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2043	5,796,150
30,000,000 NYC Transitional Finance Authority (Future Tax)[2]	5.000	02/01/2043	34,766,200
2,105,000 NYC Transitional Finance Authority (Future Tax)	5.250	02/01/2030	2,243,825
6,370,000 NYC Trust for Cultural Resources (The Juilliard
School)	4.000	01/01/2039	6,938,077
1,645,000 NYC Trust for Cultural Resources (The Juilliard
School)	5.000	01/01/2033	2,039,372
1,745,000 NYC Trust for Cultural Resources (The Juilliard
School)	5.000	01/01/2034	2,155,092
2,250,000 NYC Trust for Cultural Resources (The Juilliard
School)	5.000	01/01/2037	2,747,430
1,830,000 NYC Trust for Cultural Resources (The Juilliard
School)	5.000	01/01/2038	2,226,781
6,935,000 NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2040	7,894,388
4,220,000 NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2041	4,888,068
4,500,000 NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2045	5,077,485
3,720,000 NYS DA (ALIA-PSCH)	4.800	12/01/2023	3,770,852
10,325,000 NYS DA (ALIA-PSCH)	5.350	12/01/2035	10,540,276
4,800,000 NYS DA (ALIA-PSCH)	6.175	12/01/2031	4,844,016
850,000 NYS DA (Brooklyn Law School)	5.000	07/01/2027	931,558
850,000 NYS DA (Brooklyn Law School)	5.000	07/01/2028	930,045
430,000 NYS DA (Brooklyn Law School)	5.000	07/01/2029	469,238
430,000 NYS DA (Brooklyn Law School)	5.000	07/01/2030	467,483
500,000 NYS DA (Catholic Health System)	5.000	07/01/2032	529,995
260,000 NYS DA (Catholic Health System)	5.000	07/01/2032	275,597
25,000 NYS DA (City University)	5.250	07/01/2030	30,439

10	OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$115,000 NYS DA (Columbia University)	5.000%	10/01/2045 $	160,339
300,000 NYS DA (Culinary Institute of America)	5.000	07/01/2034	323,166
650,000 NYS DA (Fordham University)	5.000	07/01/2030	785,337
200,000 NYS DA (Fordham University)	5.000	07/01/2030	227,470
800,000 NYS DA (Fordham University)	5.000	07/01/2031	957,920
750,000 NYS DA (Fordham University)	5.000	07/01/2032	893,603
1,200,000 NYS DA (Fordham University)	5.000	07/01/2041	1,371,288
150,000 NYS DA (Icahn School of Medicine at Mount
Sinai)	5.000	07/01/2034	169,634
2,800,000 NYS DA (Icahn School of Medicine at Mount
Sinai)	5.000	07/01/2040	3,116,176
5,300,000 NYS DA (Interagency Council)	7.000	07/01/2035	5,631,886
3,000,000 NYS DA (Iona College)	5.000	07/01/2032	3,218,430
16,140,000 NYS DA (Jawonio/United Cerebral Palsy Assoc. of
NYC Obligated Group)	5.500	12/01/2047	15,887,248
860,000 NYS DA (Miriam Osborn Memorial Home Assoc. )	5.000	07/01/2029	866,811
5,570,000 NYS DA (Montefiore Medical Center)	4.000	08/01/2036	5,878,355
2,050,000 NYS DA (Montefiore Medical Center)	4.000	08/01/2037	2,146,801
30,000 NYS DA (Municipal Health Facilities)	4.500	05/15/2036	30,063
1,000,000 NYS DA (New School University)	5.750	07/01/2050	1,053,060
2,100,000 NYS DA (New School)	5.000	07/01/2040	2,352,357
1,515,000 NYS DA (NHlth / LIJMC / NSUH / FrankHosp /
SIUH / NSUHSFCEC&R / HHA / Shosp / LHH /
GCH / FHH / PlainH / NHlthcare Obligated Group)	5.000	05/01/2033	1,722,434
2,475,000 NYS DA (NYU Hospitals Center)	5.000	07/01/2036	2,778,905
5,000,000 NYS DA (NYU)	4.000	07/01/2036	5,469,550
10,115,000 NYS DA (NYU)	4.000	07/01/2037	11,113,856
2,500,000 NYS DA (NYU)	5.000	07/01/2035	2,938,725
1,680,000 NYS DA (NYU)	5.000	07/01/2038	2,021,494
4,260,000 NYS DA (NYU)	5.000	07/01/2042	5,143,141
5,890,000 NYS DA (NYU)	5.000	07/01/2045	6,680,909
25,540,000 NYS DA (NYU)	5.000	07/01/2049	30,611,222
3,200,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2029	3,728,672
1,900,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2030	2,200,162
1,200,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2032	1,378,848
1,700,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2033	1,947,027
1,300,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2035	1,477,762
800,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2036	906,200
800,000 NYS DA (Orange Regional Medical Center)	5.000	12/01/2037	903,432
1,000,000 NYS DA (Pratt Institute)	5.000	07/01/2034	1,123,870
500,000 NYS DA (Pratt Institute)	5.000	07/01/2046	565,835
39,540,000 NYS DA (Sales Tax)[2]	5.000	03/15/2033	46,824,454
39,995,000 NYS DA (Sales Tax)[2]	5.000	03/15/2035	47,060,633
30,000,000 NYS DA (Sales Tax)[2]	5.000	03/15/2038	35,273,000
2,970,000 NYS DA (Sales Tax)	5.000	03/15/2041	3,460,199
33,330,000 NYS DA (Sales Tax)	5.000	03/15/2044	39,259,407
9,535,000 NYS DA (School District Bond Financing
Program), Series A	5.000	08/01/2034	11,126,201

11	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$6,695,000 NYS DA (School District Bond Financing
Program), Series A	5.000%	08/01/2035 $	7,774,167
245,000 NYS DA (Siena College)	5.125	07/01/2039	247,207
270,000 NYS DA (St. John's University)	5.000	07/01/2028	299,111
20,000 NYS DA (St. John's University)	5.000	07/01/2030	22,190
5,600,000 NYS DA (St. John's University)	5.000	07/01/2030	6,141,688
400,000 NYS DA (St. John's University)	5.000	07/01/2034	459,040
40,100,000 NYS DA (St. Mary's Hospital for Children)	7.875	11/15/2041	41,767,358
23,435,000 NYS DA (State Personal Income Tax Authority)[2]	5.000	02/15/2033	27,672,901
15,915,000 NYS DA (State Personal Income Tax Authority)[2]	5.000	03/15/2034	16,852,370
10,000,000 NYS DA (State Personal Income Tax Authority)	5.000	02/15/2036	11,851,100
5,000,000 NYS DA (State Personal Income Tax Authority)	5.000	03/15/2036	5,793,800
2,145,000 NYS DA (State Personal Income Tax Authority)	5.000	02/15/2037	2,511,752
9,000,000 NYS DA (State Personal Income Tax Authority)	5.000	02/15/2038	10,509,300
27,995,000 NYS DA (State Personal Income Tax Authority)[2]	5.000	02/15/2040	32,403,005
11,025,000 NYS DA (State Personal Income Tax Authority)	5.000	02/15/2041	12,886,461
11,710,000 NYS DA (State Personal Income Tax Authority)	5.000	02/15/2042	13,241,083
1,585,000 NYS DA (State University of New York)	5.000	07/01/2035	1,646,974
3,000,000 NYS DA (State University of New York)	5.000	07/01/2040	3,110,100
4,000,000 NYS DA (State University of New York)	5.000	07/01/2045	4,495,480
22,500,000 NYS DA (State University of New York)	5.000	07/01/2048	25,461,225
2,875,000 NYS DA (TCUS/TColl/TU/TUN/NYMC Obligated
Group)	5.000	01/01/2033	3,255,248
4,045,000 NYS DA (TCUS/TColl/TU/TUN/NYMC Obligated
Group)	5.000	01/01/2038	4,514,746
5,050,000 NYS DA (The New School)	4.000	07/01/2043	5,281,896
1,545,000 NYS DA (The New School)	5.000	07/01/2030	1,835,506
4,395,000 NYS DA (The New School)	5.000	07/01/2031	4,673,951
3,490,000 NYS DA (The New School)	5.000	07/01/2035	4,052,483
2,490,000 NYS DA (The New School)	5.000	07/01/2036	2,882,051
6,535,000 NYS DA (The New School)	5.000	07/01/2037	7,534,136
2,905,000 NYS DA (The New School)	5.000	07/01/2041	3,317,074
6,330,000 NYS DA (The New School)	5.000	07/01/2046	7,214,681
4,375,000 NYS DA (Touro College and University System)	5.500	01/01/2039	4,841,681
5,135,000 NYS DA (Touro College and University System)	5.500	01/01/2044	5,654,149
20,000 NYS DA (UCPHCA/Jawonio/FRC/CPW/UCPANYS/
UCP Obligated Group)	5.000	07/01/2034	20,055
25,010,000 NYS DA (United Cerebral Palsy Assoc. of NYS)	5.375	09/01/2050	25,289,112
7,540,000 NYS DA (United Cerebral Palsy Assoc. of Putnam
& Southern Dutchess Counties)	5.375	10/01/2042	7,609,594
865,000 NYS DA (University of Rochester)	5.750 [5]	07/01/2039	874,117
135,000 NYS DA (University of Rochester)	5.750 [5]	07/01/2039	136,382
2,785,000 NYS DA (Yeshiva University)	5.000	09/01/2034	2,806,250
615,000 NYS DA (Yeshiva University)	5.000	09/01/2034	623,838
100,000 NYS DA (Yeshiva University)	5.000	09/01/2034	101,437
5,220,000 NYS DA (Yeshiva University)	5.000	09/01/2038	5,254,870
1,315,000 NYS EFC (Clean Water & Drinking Revolving
Funds)	5.000	06/15/2029	1,323,995

12	OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$1,000,000 NYS EFC (Clean Water & Drinking Revolving
Funds)	5.000%	06/15/2032 $	1,192,720
5,470,000 NYS EFC (Clean Water & Drinking Revolving
Funds)	5.000	06/15/2043	6,512,418
20,000,000 NYS EFC (Clean Water & Drinking Revolving
Funds)[2]	5.000	06/15/2047	23,375,700
2,900,000 NYS EFC (Clean Water & Drinking Revolving
Funds)	5.250	06/15/2026	2,921,837
5,000,000 NYS EFC (Green Bond)	5.000	08/15/2047	5,863,000
19,030,000 NYS EFC (NYC Municipal Water Finance
Authority)	5.000	06/15/2046	22,282,037
3,080,000 NYS HFA (Affordable Hsg. )	4.000	05/01/2047	3,149,731
2,295,000 NYS HFA (Affordable Hsg. )	4.150	05/01/2048	2,371,905
2,000,000 NYS HFA (Affordable Hsg. )	5.000	11/01/2042	2,035,720
840,000 NYS HFA (Friendship)	5.100	08/15/2041	840,974
910,000 NYS HFA (Golden Age Apartments)	5.000	02/15/2037	911,083
145,000 NYS HFA (Highland Avenue Senior Apartments)	5.000	02/15/2039	145,538
125,000 NYS HFA (Horizons at Wawayanda)	5.150	11/01/2040	125,167
2,080,000 NYS HFA (Multifamily Hsg. )	5.375	02/15/2035	2,083,141
1,710,000 NYS HFA (Multifamily Hsg. )	5.650	02/15/2034	1,713,010
310,000 NYS HFA (Tiffany Gardens)	5.125	08/15/2037	311,082
7,340,000 NYS HFA, Series C	4.000	11/01/2046	7,474,983
1,000,000 NYS Liberty Devel. Corp. (4 World Trade Center)	5.000	11/15/2031	1,081,430
15,000,000 NYS Liberty Devel. Corp. (4 World Trade Center)	5.750	11/15/2051	16,448,850
62,345,000 NYS Liberty Devel. Corp. (Bank of America Tower
at One Bryant Park)[2]	5.625	01/15/2046	64,289,229
52,615,000 NYS Liberty Devel. Corp. (Goldman Sachs
Headquarters)	5.250	10/01/2035	67,585,020
10,375,000 NYS Liberty Devel. Corp. (Goldman Sachs
Headquarters)	5.500	10/01/2037	13,650,284
15,000,000 NYS Liberty Devel. Corp. (One Bryant Park)[2]	5.125	01/15/2044	15,362,850
50,000 NYS Power Authority	4.500	11/15/2047	50,083
16,700,000 NYS Power Authority	5.000	11/15/2047	16,743,086
7,340,000 NYS Thruway Authority	5.000	01/01/2030	8,449,441
7,650,000 NYS Thruway Authority	5.000	01/01/2032	8,200,953
1,055,000 NYS Thruway Authority	5.000	01/01/2033	1,273,269
1,860,000 NYS Thruway Authority	5.000	01/01/2034	2,233,748
2,115,000 NYS Thruway Authority	5.000	01/01/2035	2,530,069
37,465,000 NYS Thruway Authority	5.000	01/01/2046	42,573,727
38,695,000 NYS Thruway Authority	5.250	01/01/2056	44,022,141
8,000,000 NYS Transportation Devel. Corp. (Delta Air Lines/
LaGuardia Airport Terminals)	5.000	01/01/2030	9,434,080
5,000,000 NYS Transportation Devel. Corp. (Delta Air Lines/
LaGuardia Airport Terminals)	5.000	01/01/2032	5,835,650
5,565,000 NYS Transportation Devel. Corp. (Delta Air Lines/
LaGuardia Airport Terminals)	5.000	01/01/2034	6,450,225
11,600,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel. )	4.000	07/01/2035	12,055,068

13	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$3,500,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel. )	4.000%	07/01/2036 $	3,628,870
5,375,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel. )	4.000	07/01/2037	5,559,631
36,250,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel. )	5.000	07/01/2041	39,397,588
30,345,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel. )	5.000	07/01/2046	32,860,904
79,650,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel. )	5.250	01/01/2050	86,907,708
4,000,000 NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2035	4,657,320
5,000,000 NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2036	5,949,050
19,200,000 NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2037	22,758,528
18,040,000 NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2041	21,154,786
20,000,000 NYS UDC (State Personal Income Tax Authority)	5.000	03/15/2043	23,686,000
1,110,000 Onondaga County, NY IDA (Free Library)	5.125	03/01/2030	1,125,451
1,115,000 Onondaga County, NY IDA (Free Library)	5.125	03/01/2037	1,129,841
1,300,000 Onondaga County, NY Trust Cultural Resource
Revenue (Abby Lane Hsg. Corp. )	5.000	05/01/2033	1,489,059
840,000 Onondaga County, NY Trust Cultural Resource
Revenue (Abby Lane Hsg. Corp. )	5.000	05/01/2034	958,398
1,150,000 Onondaga County, NY Trust Cultural Resource
Revenue (Abby Lane Hsg. Corp. )	5.000	05/01/2037	1,288,138
650,000 Onondaga County, NY Trust Cultural Resource
Revenue (Abby Lane Hsg. Corp. )	5.000	05/01/2040	722,001
1,000,000 Onondaga, NY Civic Devel. Corp. (Le Moyne
College)	5.000	07/01/2032	1,065,740
2,000,000 Onondaga, NY Civic Devel. Corp. (Le Moyne
College)	5.375	07/01/2040	2,066,000
3,465,000 Onondaga, NY Civic Devel. Corp. (Upstate
Properties)	5.250	12/01/2041	3,757,585
4,150,000 Orange County, NY Funding Corp. (Hamlet at
Wallkill)	6.500	01/01/2046	4,296,869
1,320,000 Orange County, NY Funding Corp. (Mount St.
Mary College)	5.000	07/01/2037	1,391,359
1,435,000 Orange County, NY Funding Corp. (Mount St.
Mary College)	5.000	07/01/2042	1,504,354
1,085,000 Orange County, NY IDA (St. Luke's Cornwall
Hospital Obligated Group)	5.375	12/01/2021	1,087,767
6,330,000 Orange County, NY IDA (St. Luke's Cornwall
Hospital Obligated Group)	5.375	12/01/2026	6,349,307
2,235,000 Orange County, NY IDA (St. Luke's Cornwall
Hospital Obligated Group)	5.375	12/01/2026	2,240,051
3,205,000 Otsego County, NY Capital Resource Corp.
(Hartwick College)	5.000	10/01/2030	3,296,214
2,000,000 Otsego County, NY Capital Resource Corp.
(Hartwick College)	5.000	10/01/2035	2,028,780
8,065,000 Otsego County, NY Capital Resource Corp.
(Hartwick College)	5.000	10/01/2045	8,100,486

14	OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$10,805,000 Oyster Bay, NY GO	3.250%	02/01/2031 $	11,061,619
5,000,000 Oyster Bay, NY GO	3.250	02/01/2032	5,084,700
9,585,000 Oyster Bay, NY GO	4.000	02/01/2033	10,166,043
21,860,000 Port Authority NY/NJ (JFK International Air
Terminal)	5.750	12/01/2022	22,653,081
32,175,000 Port Authority NY/NJ (JFK International Air
Terminal)	5.750	12/01/2025	33,390,893
1,000,000 Port Authority NY/NJ (JFK International Air
Terminal)	6.000	12/01/2036	1,061,320
345,000 Port Authority NY/NJ (JFK International Air
Terminal)	6.500	12/01/2028	360,059
10,300,000 Port Authority NY/NJ (KIAC)	6.750	10/01/2019	10,516,403
21,515,000 Port Authority NY/NJ, 166th Series[2]	5.000	01/15/2041	22,568,345
15,000,000 Port Authority NY/NJ, 166th Series[2]	5.250	07/15/2036	15,876,075
2,720,000 Port Authority NY/NJ, 169th Series	5.000	10/15/2036	2,904,307
400,000 Port Authority NY/NJ, 172nd Series	5.000	10/01/2034	430,764
8,340,000 Port Authority NY/NJ, 186th Series	5.000	10/15/2033	9,432,457
9,170,000 Port Authority NY/NJ, 186th Series	5.000	10/15/2034	10,348,253
7,000,000 Port Authority NY/NJ, 197th Series	5.000	11/15/2035	8,133,580
5,550,000 Port Authority NY/NJ, 197th Series	5.000	11/15/2036	6,423,293
10,000,000 Port Authority NY/NJ, 197th Series	5.000	11/15/2041	11,434,900
28,000,000 Port Authority NY/NJ, 198th Series[2]	5.250	11/15/2056	32,646,030
3,000,000 Port Authority NY/NJ, 200th Series	5.000	10/15/2047	3,482,340
10,000,000 Port Authority NY/NJ, 207th Series	4.000	03/15/2035	10,847,100
1,700,000 Port Authority NY/NJ, 211th Series	4.000	09/01/2038	1,860,718
12,475,000 Port Authority NY/NJ, 211th Series	5.000	09/01/2048	14,768,030
20,250,000 Port Authority NY/NJ, 331st Series Floaters[2]	5.000	07/15/2039	21,043,307
100,000 Poughkeepsie, NY GO	4.400	06/01/2024	100,228
2,755,000 Poughkeepsie, NY IDA (Eastman & Bixby Redevel.
Corp. )	6.000	08/01/2032	2,762,549
2,525,000 Ramapo, NY Local Devel. Corp.	5.000	03/15/2033	2,637,388
1,500,000 Rensselaer County, NY IDA (Franciscan Heights)	5.375	12/01/2036	1,503,195
1,000,000 Riverhead, NY IDA (Riverhead Charter School)	7.000	08/01/2048	1,098,920
50,000 Rochester, NY GO	4.000	10/01/2021	50,096
765,000 Rockland County, NY IDA (CRV/Rockland County
Assoc. for the Learning Disabled Obligated
Group)	4.900	07/01/2021	764,113
3,515,000 Saratoga County, NY Capital Resource Corp.
(Skidmore College)	5.000	07/01/2048	4,089,351
10,720,000 Schenectady County, NY Capital Resource Corp.
(Union College)	5.000	01/01/2047	12,292,195
1,510,000 St. Lawrence County, NY IDA (Clarkson
University)	5.000	09/01/2041	1,609,207
4,775,000 St. Lawrence County, NY IDA (Clarkson
University)	5.375	09/01/2041	5,097,933
520,000 St. Lawrence County, NY IDA (Clarkson
University)	6.000	09/01/2034	565,677
4,120,000 St. Lawrence County, NY IDA (Curran Renewable
Energy)	7.250	12/01/2029	3,582,670

15	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$1,280,000 St. Lawrence County, NY IDA (St. Lawrence
University)	5.000%	07/01/2030 $	1,410,982
1,355,000 St. Lawrence County, NY IDA (St. Lawrence
University)	5.000	07/01/2031	1,491,611
540,000 St. Lawrence County, NY IDA (St. Lawrence
University)	5.000	07/01/2036	625,444
205,000 Suffern, NY GO	5.000	03/15/2020	210,734
650,000 Suffolk County, NY Economic Devel. Corp. (Family
Residences Essential Enterprises)	6.750	06/01/2027	659,133
4,200,000 Suffolk County, NY Economic Devel. Corp. , Series
A	7.375	12/01/2040	4,383,498
6,405,000 Suffolk County, NY EDC (CHSLI/SCSMC/CHS/
SANCSAR/SAR/SJRH/SJR/VMNRC/CHFTEH/
VMHCS/CHHSB Obligated Group)	5.000	07/01/2028	6,848,418
15,000 Suffolk County, NY IDA (ACLD)	6.000	12/01/2019	15,004
575,000 Suffolk County, NY IDA (ALIA-ACLD)[4]	5.950	10/01/2021	575,541
840,000 Suffolk County, NY IDA (ALIA-Adelante)	6.500	11/01/2037	844,410
785,000 Suffolk County, NY IDA (ALIA-DDI)[4]	5.950	10/01/2021	785,738
220,000 Suffolk County, NY IDA (ALIA-FREE)[4]	5.950	10/01/2021	220,207
160,000 Suffolk County, NY IDA (ALIA-IGHL)[4]	5.950	10/01/2021	160,150
225,000 Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022	224,636
280,000 Suffolk County, NY IDA (ALIA-IGHL)[4]	6.000	10/01/2031	280,042
100,000 Suffolk County, NY IDA (ALIA-NYS ARC)[4]	5.950	11/01/2022	100,504
535,000 Suffolk County, NY IDA (ALIA-UCPAGS)[4]	5.950	10/01/2021	535,503
90,000 Suffolk County, NY IDA (ALIA-WORCA)[4]	5.950	11/01/2022	90,513
30,000 Suffolk County, NY IDA (Independent Group
Home Living)	6.000	12/01/2019	30,008
55,000 Suffolk County, NY IDA (Independent Group
Home Living)	6.000	10/01/2020	54,995
13,585,000 Suffolk County, NY IDA (Nissequogue
Cogeneration Partners)	5.500	01/01/2023	13,590,298
120,000 Suffolk County, NY IDA (United Cerebral Palsy
Assoc. )	6.000	12/01/2019	120,030
210,000 Suffolk County, NY IDA (WORCA)	6.000	10/01/2020	210,229
69,295,000 Suffolk, NY Tobacco Asset Securitization Corp.	6.625 [5]	06/01/2044	73,033,465
227,265,000 Suffolk, NY Tobacco Asset Securitization Corp.	7.996 [1]	06/01/2048	21,871,984
5,760,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	5,453,510
40,865,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	38,690,573
5,830,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	5,519,786
13,865,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	13,127,243
3,780,000 Sullivan County, NY Infrastructure (Adelaar)	5.350	11/01/2049	3,578,866
1,500,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2028	1,702,125
3,475,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2029	3,927,584
2,000,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2030	2,243,080
2,000,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2031	2,231,360
6,250,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2032	6,931,875
14,400,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2033	15,890,112
10,050,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2034	11,059,422
16,100,000 Syracuse, NY IDA (Carousel Center)	5.000	01/01/2035	17,682,308

16	OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$3,800,000 Syracuse, NY IDA (Carousel Center)	5.000%	01/01/2036 $	4,162,368
1,875,000 Tompkins County, NY Devel. Corp. (Tompkins
Cortland Community College Foundation)	5.000	07/01/2032	1,881,263
17,465,000 Troy, NY Capital Resource Corp. (Rensselaer
Polytechnic Institute)	5.000	09/01/2030	18,177,223
945,000 Troy, NY Capital Resource Corp. (Rensselaer
Polytechnic Institute)	5.125	09/01/2040	984,095
4,437,000 Westchester County, NY Healthcare Corp. , Series
A	5.000	11/01/2044	4,813,036
1,700,000 Westchester County, NY Healthcare Corp. , Series
B	5.125	11/01/2041	1,783,113
960,000 Westchester County, NY IDA (Clearview School)	7.250	01/01/2035	959,923
2,165,000 Westchester County, NY Local Devel. Corp. (Sarah
Lawrence College)	4.000	06/01/2030	2,274,311
2,190,000 Westchester County, NY Local Devel. Corp. (Sarah
Lawrence College)	4.000	06/01/2031	2,284,477
1,500,000 Westchester County, NY Local Devel. Corp.
(Wartburg Senior Hsg. )	5.000	06/01/2030	1,532,595
18,410,000 Westchester County, NY Local Devel. Corp.
(Westchester County Healthcare Corp. )	5.000	11/01/2046	20,153,979
14,450,000 Westchester County, NY Tobacco Asset
Securitization Corp.	5.000	06/01/2045	14,601,436
1,215,000 Yonkers, NY Parking Authority	6.000	06/15/2024	1,217,661
		4,648,459,182

Northern Mariana Islands—0.4%
935,000 Northern Mariana Islands Commonwealth, Series
A	5.000	10/01/2022	910,222
18,375,000 Northern Mariana Islands Commonwealth, Series
A	5.000	06/01/2030	16,872,109
5,485,000 Northern Mariana Islands Ports Authority, Series
A	6.250	03/15/2028	5,173,726
			22,956,057

U. S. Possessions—18.6%
24,895,000 Employees Retirement System of the Government
of the Commonwealth of Puerto Rico[3]	6.150	07/01/2038	12,820,925
7,500,000 Employees Retirement System of the Government
of the Commonwealth of Puerto Rico	6.300	07/01/2037	3,862,500
1,735,000 Guam Government Waterworks Authority &
Wastewater System	5.250	07/01/2025	1,933,345
345,000 Guam Hsg. Corp. (Single Family Mtg. )	5.750	09/01/2031	350,796
1,230,000 Guam Power Authority, Series A	5.000	10/01/2023	1,352,102
1,560,000 Guam Power Authority, Series A	5.000	10/01/2024	1,717,186
2,790,000 Guam Power Authority, Series A	5.000	10/01/2030	3,064,954
49,000,000 Puerto Rico Aqueduct & Sewer Authority, AGC	5.125	07/01/2047	49,443,450
1,580,000 Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2029	1,576,050
25,135,000 Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	25,229,256
22,680,000 Puerto Rico Aqueduct & Sewer Authority	6.125 [5]	07/01/2024	23,303,700

17	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$2,844,880,000 Puerto Rico Children's Trust Fund (TASC)	7.622%[1]	05/15/2057 $	115,786,616
3,059,200,000 Puerto Rico Children's Trust Fund (TASC)	8.372 [1]	05/15/2057	98,812,160
2,000,000 Puerto Rico Commonwealth GO3	5.000	07/01/2033	1,295,000
15,820,000 Puerto Rico Commonwealth GO3	5.000	07/01/2041	8,305,500
2,200,000 Puerto Rico Commonwealth GO3	5.250	07/01/2026	1,424,500
2,500,000 Puerto Rico Commonwealth GO3	5.250	07/01/2032	1,618,750
5,000,000 Puerto Rico Commonwealth GO3	5.375	07/01/2033	3,237,500
42,700,000 Puerto Rico Commonwealth GO3	5.500	07/01/2032	27,755,000
5,000,000 Puerto Rico Commonwealth GO3	5.500	07/01/2039	2,650,000
3,205,000 Puerto Rico Commonwealth GO3	5.625	07/01/2033	1,834,862
3,000,000 Puerto Rico Commonwealth GO3	5.750	07/01/2028	1,590,000
25,000,000 Puerto Rico Commonwealth GO3	5.750	07/01/2036	14,312,500
770,000 Puerto Rico Commonwealth GO3	5.875	07/01/2036	500,500
1,000,000 Puerto Rico Commonwealth GO3	6.000	07/01/2028	575,000
1,270,000 Puerto Rico Commonwealth GO, NPFGC	6.000	07/01/2028	1,288,986
2,700,000 Puerto Rico Commonwealth GO3	6.000	07/01/2035	1,552,500
390,000 Puerto Rico Commonwealth GO3	6.000	07/01/2039	253,500
3,670,000 Puerto Rico Commonwealth GO3	6.000	07/01/2040	2,110,250
5,000,000 Puerto Rico Commonwealth GO3	8.000	07/01/2035	2,606,250
1,866,384 Puerto Rico Electric Power Authority[3]	10.000	07/01/2019	1,376,458
1,866,385 Puerto Rico Electric Power Authority[3]	10.000	07/01/2019	1,376,459
1,967,211 Puerto Rico Electric Power Authority[3]	10.000	01/01/2021	1,450,818
1,967,211 Puerto Rico Electric Power Authority[3]	10.000	07/01/2021	1,450,818
655,737 Puerto Rico Electric Power Authority[3]	10.000	01/01/2022	483,606
655,738 Puerto Rico Electric Power Authority[3]	10.000	07/01/2022	483,607
510,000 Puerto Rico Electric Power Authority, Series RR,
NPFGC	5.000	07/01/2024	513,091
4,820,000 Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2032	3,404,125
3,700,000 Puerto Rico Electric Power Authority, Series WW3	5.000	07/01/2028	2,613,125
9,515,000 Puerto Rico Highway & Transportation Authority[3]	5.000	07/01/2028	1,284,525
4,945,000 Puerto Rico Highway & Transportation Authority[3]	5.300	07/01/2035	3,980,725
270,000 Puerto Rico Highway & Transportation Authority[3]	5.750	07/01/2020	36,450
8,980,000 Puerto Rico Highway & Transportation Authority,
Series G3	5.000	07/01/2033	2,873,600
1,840,000 Puerto Rico Highway & Transportation Authority,
Series G3	5.000	07/01/2042	588,800
1,120,000 Puerto Rico Highway & Transportation Authority,
Series H3	5.450	07/01/2035	358,400
6,500,000 Puerto Rico Highway & Transportation Authority,
Series K3	5.000	07/01/2027	2,080,000
1,145,000 Puerto Rico Highway & Transportation Authority,
Series K3	5.000	07/01/2030	366,400
2,600,000 Puerto Rico Highway & Transportation Authority,
Series L, NPFGC	5.250	07/01/2023	2,752,620
915,000 Puerto Rico Highway & Transportation Authority,
Series L, FGIC[9]	5.250	07/01/2030	691,969
78,610,000 Puerto Rico Highway & Transportation Authority,
Series M3	5.000	07/01/2046	25,155,200

18	OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$3,190,000 Puerto Rico Highway & Transportation Authority,
Series N, NPFGC	5.250%	07/01/2032 $	3,427,878
25,255,000 Puerto Rico Infrastructure[3]	5.000	07/01/2031	4,731,272
17,490,000 Puerto Rico Infrastructure[3]	5.000	07/01/2037	3,276,577
675,000 Puerto Rico Infrastructure[3]	5.000	07/01/2037	126,454
141,985,000 Puerto Rico Infrastructure[3]	5.000	07/01/2041	26,599,470
41,740,000 Puerto Rico Infrastructure[3]	5.000	07/01/2046	7,819,572
1,680,000 Puerto Rico Infrastructure (Mepsi Campus)[3]	6.500	10/01/2037	340,200
6,285,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	03/01/2036	6,144,405
875,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	875,595
530,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	12/01/2021	530,429
1,200,000 Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	1,196,064
780,000 Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	774,150
650,000 Puerto Rico ITEMECF (International American
University)	5.000	10/01/2031	674,330
3,545,000 Puerto Rico ITEMECF (Ryder Memorial Hospital)	6.700	05/01/2024	1,526,406
200,000 Puerto Rico ITEMECF (University of the Sacred
Heart)	5.000	10/01/2042	178,000
5,490,000 Puerto Rico ITEMECF (University Plaza), NPFGC	5.000	07/01/2033	5,495,270
80,355,000 Puerto Rico Public Buildings Authority[3]	5.000	07/01/2036	58,860,038
7,500,000 Puerto Rico Public Buildings Authority[3]	5.000	07/01/2037	5,493,750
18,585,000 Puerto Rico Public Buildings Authority[3]	5.250	07/01/2029	13,613,512
11,570,000 Puerto Rico Public Buildings Authority[3]	5.250	07/01/2033	8,475,025
9,450,000 Puerto Rico Public Buildings Authority[3]	5.375	07/01/2033	6,922,125
850,000 Puerto Rico Public Buildings Authority[3]	5.500	07/01/2037	622,625
4,400,000 Puerto Rico Public Buildings Authority[3]	6.500	07/01/2030	3,234,000
7,500,000 Puerto Rico Public Buildings Authority[3]	6.750	07/01/2036	5,512,500
11,810,000 Puerto Rico Public Finance Corp. , Series B3	5.500	08/01/2031	649,550
1,887,631 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.224 [1]	08/01/2045	1,656,396
24,439,806 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.242 [1]	08/01/2043	21,445,930
7,097,939 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.252 [1]	08/01/2042	6,228,441
4,051,586 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.264 [1]	08/01/2041	3,555,267
621,579 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.305 [1]	08/01/2045	512,026
8,047,747 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.330 [1]	08/01/2043	6,629,332
2,337,315 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.344 [1]	08/01/2042	1,925,363
1,334,128 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.359 [1]	08/01/2041	1,098,988
7,678,000 Puerto Rico Sales Tax Financing Corp. , Series A	4.839 [1]	07/01/2031	4,551,749
8,645,000 Puerto Rico Sales Tax Financing Corp. , Series A	5.090 [1]	07/01/2033	4,598,535
3,605,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	3.973 [1]	07/01/2024	3,031,372
6,113,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.259 [1]	07/01/2027	4,565,739
6,326,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.500	07/01/2034	6,411,591

19	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$5,958,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.560%[1]	07/01/2029 $	3,958,019
18,520,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.750	07/01/2053	17,606,408
59,484,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	5.000	07/01/2058	58,921,876
82,306,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	5.894 [1]	07/01/2046	17,806,903
67,047,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	5.951 [1]	07/01/2051	10,691,985
52,571,000 Puerto Rico Sales Tax Financing Corp. , Series A-2	4.550	07/01/2040	46,531,280
970,000 Puerto Rico Sales Tax Financing Corp. , Series A-2	4.750	07/01/2053	834,219
13,054,000 Puerto Rico Sales Tax Financing Corp. , Series A-2	5.000	07/01/2058	11,455,384
4,555,000 University of Puerto Rico	5.000	06/01/2026	4,520,838
7,280,000 University of Puerto Rico, Series P	5.000	06/01/2030	7,207,200
24,375,000 University of Puerto Rico, Series Q	5.000	06/01/2030	24,131,250
67,190,000 University of Puerto Rico, Series Q	5.000	06/01/2036	65,846,200
1,500,000 V. I. Public Finance Authority	5.000	09/01/2033	1,614,915
2,180,000 V. I. Public Finance Authority (Gross Receipts Taxes
Loan Notes)	5.000	10/01/2032	2,359,479
2,555,000 V. I. Public Finance Authority, Series A	5.000	10/01/2032	2,765,353
			975,045,669
Total Municipal Bonds and Notes (Cost $6,058,976,702)		5,646,460,908

Shares
Common Stock—0.1%
1,401 CMS Liquidating Trust[10,11,12] (Cost $4,483,200)			4,097,925

Total Investments, at Value (Cost $6,063,459,902) —108.0%		5,650,558,833
Net Other Assets (Liabilities) —(8.0)			(419,597,189)
Net Assets—100.0%		$5,230,961,644

Footnotes to Statement of Investments
1. Zero coupon bond reflects effective yield on the original acquisition date.
2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.
3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.  See Note 3 of the accompanying Notes.
4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.
5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
6. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.  See Note 3 of the accompanying Notes.
7. Represents the current interest rate for the inverse floating rate security.  See Note 3 of the accompanying Notes.
8. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
9. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.
10. Non-income producing security.
11. Received as a result of a corporate action.
12. The value of this security was determined using significant unobservable inputs.  See Note 2 of the accompanying
Notes.

20 OPPENHEIMER ROCHESTER FUND MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below:
ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
AFSFBM	Advocates for Services for the Blind Multihandicapped
AGC	Assured Guaranty Corp.
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
CathHS	Catholic Health System
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHHSB	Catholic Home Health Services of Broward
CHS	Catholic Health Services
CHSLI	Catholic Health Services of Long Island
COFINA	Corporación del Fondo de Interés Apremiante
CPW	Cerebral Palsy of Westchester
CRV	Crystal Run Village
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
EIISFAC	Eden II School for Autistic Children
FGIC	Financial Guaranty Insurance Co.
FHH	Forest Hills Hospital
FrankHosp	Franklin Hospital
FRC	Franziska Racker Centers
FREE	Family Residences and Essential Enterprises
GCH	Glen Cove Hospital
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HHA	Huntington Hospital Association
HQS	Health Quest System
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KMHosp	Kenmore Mercy Hospital
L. I.	Long Island
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NDH	Northern Dutchess Hospital
NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NPFGC	National Public Finance Guarantee Corp.
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYMC	New York Medical College

	21	OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
SANC	St. Anne's Nursing Center
SANCSAR	St. Anne's Nursing Center St. Anne's Residence
SAR	St. Anne's Residence
SCOSMC	St. Catherine of Siena Medical Center
SCSMC	St. Catherine of Siena Medical Center
SFUMP	Services for the Underserved - MR Programs
Shosp	Southside Hospital
SIUH	Staten Island University Hospital
SJR	St. Joseph Residence
SJRH	St. Jonh's Rehabilitation Hospital
SJRNC	St. John's Rehabilitation and Nursing Center
SNP	Special Needs Program
SOCHOB	Sisters of Charity Hospital of Buffalo
SUNY	State University of New York
TASC	Tobacco Settlement Asset-Backed Bonds
TColl	Touro College
TCUS	Touro College and University System
TFABs	Tobacco Flexible Amortization Bonds
TU	Touro University
TUN	The University Financing Foundation
UBF	University of Buffalo Foundation
UCP	United Creative Program
UCPANYS	United Cerebral Palsy Association of New York State
UCPHCA	United Cerebral Palsy Assoc. and Handicapped Children's Assoc.
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UDC	Urban Development Corporation
V. I.	United States Virgin Islands
VBHosp	Vassar Brothers Hospital
VMHCS	Villa Maria Health Care Services
VMNRC	Villa Marina Nursing & Rehabilitation Center
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men's Christian Assoc.

	22	OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

1. Organization
Oppenheimer Rochester Fund Municipals (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-
owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has
entered into a sub-advisory agreement with OFI.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
     Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-
the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades

23 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source.
For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about

24 OPPENHEIMER ROCHESTER FUND MUNICIPALS

2. Securities Valuation (Continued)
assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

				Level 3—
		Level 1—	Level 2—	Significant
		Unadjusted Other Significant		Unobservable
		Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$	— $ 4,648,459,182 $		— $ 4,648,459,182
Northern Mariana Islands		—	22,956,057	—	22,956,057
U. S. Possessions		—	975,045,669	—	975,045,669
Common Stock		—	—	4,097,925	4,097,925
Total Assets	$	— $ 5,646,460,908 $		4,097,925 $ 5,650,558,833

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

3. Investments and Risks
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.
    An inverse floating rate security is created as part of a financial transaction referred to as a
“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).
The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered

25 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the
Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.
    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase
(or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
    The Fund’s investments in inverse floating rate securities involve certain risks. As short-
term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value

26 OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)
of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing
(or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling.
Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as
“mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-
sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-
term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the
Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/
reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not

27 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $98,275,000.
    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $870,933,507 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $485,495,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$13,250,000	Hudson Yards, NY Infrastructure Corp. Tender
	Option Bond Series 2017-XF0550 Trust	6.519%	2/15/42	$17,425,340
5,000,000	Los Angeles, CA Dept. of Airports Tender Option
	Bond Series 2018-XF2569 Trust	11.220	6/15/48	8,360,650
7,000,000	NY MTA (Green Bond) Tender Option Bond Series
	2017-XF0564 Trust	9.473	11/15/57	10,630,900
8,335,000	NY MTA (Green Bond) Tender Option Bond Series
	2017-XF0572 Trust	8.800	11/15/36	12,729,629
7,955,000	NY MTA (Green Bond) Tender Option Bond Series
	2017-XF0583 Trust	9.350	11/15/56	11,193,481
5,000,000	NY Triborough Bridge & Tunnel Authority Tender
	Option Bond Series 2018-XF2587 Trust	14.175	11/15/44	8,684,350
2,500,000	NYC GO Tender Option Bond Series 2015 XF-2040
	Trust[3]	10.910	10/1/34	3,230,025
1,525,000	NYC GO Tender Option Bond Series 2015-XF2103
	Trust	11.776	3/1/21	1,527,349
710,000	NYC HDC, Series C-1 Tender Option Bond Series
	2014-XF0009-2 Trust	12.760	11/1/39	718,754
2,730,000	NYC HDC, Series C-1 Tender Option Bond Series
	2014-XF0009-3 Trust	13.270	11/1/46	2,766,009

	28	OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)
Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$775,000	NYC HDC, Series C-1 Tender Option Bond Series
	2015-XF0009 Trust	12.550%	11/1/34	$784,719
7,935,000	NYC Municipal Water Finance Authority Tender
	Option Bond Series 2015-XF0238 Trust	12.812	6/15/19	9,904,864
5,395,000	NYC Municipal Water Finance Authority Tender
	Option Bond Series 2015-XF2141 Trust[3]	12.205	6/15/43	6,652,844
10,000,000	NYC Municipal Water Finance Authority Tender
	Option Bond Series 2017-XF0588 Trust	6.560	6/15/37	13,619,400
17,500,000	NYC Municipal Water Finance Authority Tender
	Option Bond Series 2017-XF0588 Trust	6.350	6/15/46	23,198,350
3,750,000	NYC Transitional Finance Authority (Building Aid)
	Tender Option Bond Series 2015-XF2156 Trust[3]	11.937	7/15/37	4,833,188
6,250,000	NYC Transitional Finance Authority (Building Aid)
	Tender Option Bond Series 2015-XF2157 Trust[3]	11.070	7/15/37	8,572,813
7,500,000	NYC Transitional Finance Authority (Future Tax)
	Tender Option Bond Series 2015 XF-2038 Trust[3]	6.515	5/1/34	8,728,425
17,015,000	NYC Transitional Finance Authority (Future Tax)
	Tender Option Bond Series 2015 XF-2474 Trust	6.571	5/1/40	22,191,644
10,170,000	NYC Transitional Finance Authority (Future Tax)
	Tender Option Bond Series 2015-XF2039 Trust[3]	6.514	2/1/30	12,471,674
10,000,000	NYC Transitional Finance Authority (Future Tax)
	Tender Option Bond Series 2017-XF0566 Trust	12.236	2/1/43	14,766,200
19,770,000	NYS DA (Sales Tax) Tender Option Bond Series
	2016-XF0529-1 Trust	6.571	3/15/33	27,054,454
19,995,000	NYS DA (Sales Tax) Tender Option Bond Series
	2016-XF0529-2 Trust	6.571	3/15/35	27,060,633
10,000,000	NYS DA (Sales Tax) Tender Option Bond Series
	2017-XF0567 Trust	8.823	3/15/38	15,273,000
11,715,000	NYS DA (State Personal Income Tax Authority)
	Tender Option Bond Series 2017-XF2475 Trust	6.571	2/15/33	15,952,901
13,995,000	NYS DA (State Personal Income Tax Authority)
	Tender Option Bond Series 2017-XF2475-2 Trust	6.571	2/15/40	18,403,005
3,980,000	NYS DA Tender Option Bond Series 2015-XF2042
	Trust[3]	10.907	3/15/34	4,917,370
5,000,000	NYS EFC (Clean Water & Drinking Revolving
	Funds) Tender Option Bond Series 2018-XF2586
	Trust	11.280	6/15/47	8,375,700
7,500,000	NYS Liberty Devel. Corp. (Bank of America Tower
	at One Bryant Park) Tender Option Bond Series
	2015-XF2153 Trust[3]	6.797	1/15/44	7,862,850
15,585,000	NYS Liberty Devel. Corp. (One Bryant Park) Tender
	Option Bond Series 2015-XF2107 Trust	13.077	1/15/46	17,529,229
5,060,000	Port Authority NY/NJ, 163rd Series Tender Option
	Bond Series 2015-XF0237 Trust	11.080	7/15/39	5,853,307
10,755,000	Port Authority NY/NJ, 166th Series Tender Option
	Bond Series 2016-XF2211 Trust	6.516	1/15/41	11,808,345
9,335,000	Port Authority NY/NJ, 198th Series Tender Option
	Bond Series 2017-XF0565 Trust	9.472	11/15/56	13,981,030

	29	OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$ 7,500,000	Port Authority NY/NJ, 3249th Series Tender Option
	Bond Series 2015 XF-2025 Trust[3]	6.948%	7/15/36	$8,376,075
$ 385,438,507

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the
Statement of Investments.
2. Represents the current interest rate for the inverse floating rate security.
3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.
    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).
However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund.
The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $485,495,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

30 OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)
When-Issued or
Delayed Delivery
Basis Transactions
Sold securities	$4,518,466

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the
Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.
These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.
In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic
Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the
Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title
III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S.
territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation
(“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico
Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority
(“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed.These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$610,240,726
Market Value	$280,426,470
Market Value as % of Net Assets	5.36%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations

31 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S.
Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition
On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement

32 OPPENHEIMER ROCHESTER FUND MUNICIPALS

5. Pending Acquisition (Continued)
whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the
“Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the
“Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc.
will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company
Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for
U.S. federal income tax purposes.
    Each Reorganization is subject to the approval of shareholders of each Fund. Shareholders of record of each Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Trusts' Board of Trustees considered in approving the Agreement. The combined prospectus and proxy statement was distributed to shareholders of record on or about February 28, 2019.
    Each Fund was expected to hold a shareholder meeting on April 12, 2019, at which shareholders of record (as of January 14, 2019) of each Fund would have been entitled to vote on the Reorganization. However, as of April 12, 2019, quorum had not yet been obtained with respect to each Fund; therefore, the shareholder meeting with respect to each Fund has been adjourned to May 17, 2019 for the purpose of providing additional time for shareholders to vote. The meeting may be adjourned or postponed further, as necessary.
    If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

33 OPPENHEIMER ROCHESTER FUND MUNICIPALS